UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	$ 5,013	$ 5,925
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,006	20,605
Amortization of deferred loan costs	791	604
Unit-based compensation	1,397	1,148
Changes in operating assets and liabilities:
Accounts receivable	40,251	21,600
Trade accounts payable	(1,322)	6,661
Due to affiliate	1,056	390
Change in deferred revenue	3,746	3,727
Ad valorem taxes payable	(5,078)	(4,199)
Accrued interest	(11,125)	(6,404)
Other, net	(3,949)	(1,814)
Net cash provided by operating activities	54,786	48,243
Cash flows from investing activities:
Capital expenditures	(25,188)	(53,580)
Acquisition of gathering system from affiliate	(2,941)	(305,000)
Net cash used in investing activities	(28,129)	(358,580)
Cash flows from financing activities:
Distributions to unitholders	(35,093)	(26,366)
Borrowings under revolving credit facility	14,000	125,000
Repayments under revolving credit facility	(26,000)	(20,000)
Deferred loan costs	(15)	(65)
Tax withholdings on vested SMLP LTIP awards	(910)	(656)
Proceeds from issuance of common units, net	0	198,095
Contribution from general partner	0	4,235
Cash advance from Summit Investments to contributed subsidiaries, net	5,899	14,278
Expenses paid by Summit Investments on behalf of contributed subsidiaries	2,112	5,863
Net cash (used in) provided by financing activities	(40,007)	300,384
Net change in cash and cash equivalents	(13,350)	(9,953)
Cash and cash equivalents, beginning of period	26,504	20,357
Cash and cash equivalents, end of period	13,154	10,404
Supplemental cash flow disclosures:
Cash interest paid	22,812	14,308
Less: capitalized interest	645	1,630
Interest paid (net of capitalized interest)	22,167	12,678
Noncash investing and financing activities:
Capital expenditures in trade accounts payable (period-end accruals)	19,562	16,983
Capitalized interest allocated to Polar and Divide projects from Summit Investments	304	272
Excess of purchase price over acquired carrying value of Red Rock Gathering	$ 0	$ 63,183